ROPES & GRAY LLP

PRUDENTIAL TOWER

800 BOYLSTON STREET BOSTON, MA 02199"3600

WWW.ROPESGRAY.COM

July 20, 2020

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-1090

Angela C. Jaimes

(617)951-7591 angela.jaimes@ropesgray.com

Re:	Allianz Funds (the "Trust") (Registration Nos. 33-36528 and 811-06161)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), the undersigned has been authorized by the Trust to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify that:

1.the definitive form of Prospectus and definitive form of Statement of Additional Information, each dated July 13, 2020, for Class P shares of AllianzGI Health Sciences Fund (the "Fund"), do not differ from those contained in the most recent amendment to the Fund's registration statement on file with the Commission; and

2.the text of the most recent amendment to the Fund's registration statement was filed electronically with the Commission on July 20, 2020 pursuant to Rule 485(b) under the Securities Act.

Please contact me at (617) 951-7591 with any questions or comments regarding this matter.

Kind regards,

/s/ Angela C. Jaimes

Angela C. Jaimes

cc:Angela Borreggine, Esq. Debra Rubano, Esq. George B. Raine, Esq.